UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-09123

                               AMIDEX FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2621 Van Buren Avenue           Norristown, PA         19403
--------------------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)

InCap Service Company 630 Fitzwatertown Road "A" Willow Grove, PA  19090-1904
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 610- 666-1330

Date of fiscal year end: 05/31/2005

Date of reporting period: 11/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO SHAREHOLDERS

            The following is a copy of the annual report to shareholders for the period ended November 30, 2004 pursuant to rule 30e-1 under the Investment Company Act of 1940.

                               SEMI-ANNUAL REPORT
                                November 30, 2004

                                     AMIDEX
                               ------------------
                                  MUTUAL FUNDS
                               ------------------

                               AMIDEX Funds, Inc.
                                 c/o InCap Group
                             630-A Fitzwatertown Rd.
                             Willow Grove, PA 19090

TABLE OF CONTENTS

PRESIDENT'S LETTER                                                          1

INFORMATION ABOUT FUND'S EXPENSES                                           2

SCHEDULE OF INVESTMENTS                                                   4-8

STATEMENT OF ASSETS AND LIABILITIES                                      9-11

STATEMENT OF OPERATIONS                                                 12-13

STATEMENTS OF CHANGES IN NET ASSETS                                     14-15

PER SHARE DATA                                                          16-22

NOTES TO FINANCIAL STATEMENTS                                           23-29

                             AMIDEX(TM) Funds, Inc.

        President's Letter & Management's Discussion of Fund Performance

Dear AMIDEX(TM) Funds, Inc. Shareholder,

Enclosed please find the Semi-Annual Report for the AMIDEX(TM) Funds, Inc. for the six months ended November 30, 2004.

The AMIDEX35(TM) Israel Mutual Fund.

The AMIDEX35(TM) Israel Mutual Fund showed little change during the last two quarters. The Fund continued benefiting from improving demand for technology-related products, resumption of strong exports of Israeli products, and from an end of the recession in Israel. Offsetting these positive trends were higher oil prices and continuing tension in the middle-east.

For the 6-month period ended November 30, 2004, the AMIDEX35(TM) Israel Mutual Fund Class NL, Class A and Class C returned 0.86%, 0.83% and 0.37%, respectively. For the same period, the S&P500 Total Return Index rose 5.68%. Since inception on June 8, 1999, the AMIDEX35(TM) Israel Mutual Fund Class NL had a cumulative return of -5.21%. For the same period the S&P500 Index fell 3.31%. Since inception on November 19, 1999, the AMIDEX35(TM) Israel Mutual Fund Class A had cumulative return of -23.24%. Since inception on May 19, 2000, the AMIDEX35(TM) Israel Mutual Fund Class C had a cumulative return of -44.35%.

The AMIDEX35(TM) Israel Mutual Fund will likely remain vulnerable to political developments in the region. Although the Tel Aviv Stock Exchange has performed quite well, world perceptions of Israel are often tainted by media distortions of the impact of the political situation on the Israeli market. The fundamentals of the Israeli economy are improving, but the media remains focused on regional political issues. Hopefully, there will be fewer stories to sensationalize, and more attention will be paid to the remarkable achievements of the Israeli people.

Portfolio Summary - The AMIDEX35(TM) Index tracks the largest Israeli companies traded either in Tel Aviv or New York, providing for the first time an accurate benchmark for Israel's equity universe.

Israeli traded
--------------
Banking & Insurance                                                  16.68%
Chemicals                                                             6.80%
Diversified Holdings                                                  9.67%
Food                                                                  1.36%
Medical Products                                                      0.96%
Oil Companies                                                         1.11%
Telecommunications                                                    3.93%

U.S. traded
Computer Software                                                    24.21%
Digital Imaging                                                       3.22%
Electronic Equipment                                                  0.52%
Medical Products                                                      1.11%
Pharmaceuticals                                                      18.39%
Telecommunications                                                   10.09%

Portfolio holdings are subject to change. Percentages are based on total net assets of the Fund at November 30, 2004.

The AMIDEX(TM) Cancer Innovations & Healthcare Mutual Fund.

Our AMIDEX(TM) Cancer Innovations & Healthcare Mutual Fund dropped 10.37% for the 6-month period ended November 30, 2004. Although better cancer diagnostic and treatment options continue to move toward the market, the pharmaceutical industry was hampered by reports of drug recalls, suspected side-effects, and ramifications of mass litigation. For the same period the Russell 2000 Healthcare Index rose 2.59%. Since inception on November 1, 2001, the AMIDEX(TM) Cancer Innovations & Healthcare Mutual Fund had a cumulative return of -7.50% and the Russell 2000 Healthcare Index returned 17.36% for the same period.

Portfolio Summary - The AMIDEX Cancer Innovations & Healthcare Index includes leading pharmaceutical, biotech and medical equipment companies focused on cancer detection and treatment.

Biotechnology                                                        37.77%
Healthcare Products                                                  11.53%
Pharmaceuticals                                                      49.34%

Portfolio holdings are subject to change. Percentages are based on total net assets of the Fund at November 30, 2004.

INVESTMENT PHILOSOPHY

Our primary investment strategies and objectives remain unchanged. Our Funds are based on indices, and there has been no change in the underlying indices or portfolios, other than routine maintenance as outlined in the prospectuses.

We continue to believe in the merits of investing in our AMIDEX35(TM) Israel Mutual Fund and our AMIDEX(TM) Cancer Innovations & Healthcare Fund, and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niches. We encourage our investors to remain focused on the long-term prospects for the Funds, and to persevere through the uncertainties that still lie ahead.

Let's hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

Best regards,


/s/ Cliff Goldstein
---------------------------------
Cliff Goldstein
President, AMIDEX(TM) Funds, Inc.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

INFORMATION ABOUT YOUR FUNDS' EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12-B1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (5/31/04) and held for the entire period of 5/31/04 - 11/30/04. Please note however that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 5/31/04). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds' prospectuses.

       EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX MONTHS ENDED
                               NOVEMBER 30, 2004

                                                        BEGINNING ACCOUNT    ENDING ACCOUNT
                                                              VALUE              VALUE           EXPENSES PAID
               Actual Fund Return (in parentheses)          05/31/04            11/30/04         DURING PERIOD*
                                                            --------            --------         --------------
               AMIDEX35(TM) Israel Mutual Fund
               No-Load Class (0.86%)                        $1,000.00           $1,008.60         $   17.88
               AMIDEX35(TM) Israel Mutual Fund
               Class A (0.83%)                               1,000.00            1,008.30             17.87
               AMIDEX35(TM) Israel Mutual Fund
               Class C (0.37%)                               1,000.00            1,003.70             21.60
               AMIDEX(TM) Cancer Innovations & Healthcare
               Fund Class A (-10.37%)                        1,000.00              896.30             21.49

                                                        BEGINNING ACCOUNT    ENDING ACCOUNT
                                                              VALUE              VALUE           EXPENSES PAID
               Hypothetical 5% Fund Return                  05/31/04            11/30/04         DURING PERIOD*
                                                            --------            --------         --------------
               AMIDEX35(TM) Israel Mutual Fund
               No-Load Class                                $1,000.00           $1,007.27         $   17.86
               AMIDEX35(TM) Israel Mutual Fund
               Class A                                       1,000.00            1,007.27             17.86
               AMIDEX35(TM) Israel Mutual Fund
               Class C                                       1,000.00            1,003.51             21.60
               AMIDEX(TM) Cancer Innovations & Healthcare
               Fund Class A                                  1,000.00            1,002.41             22.69


*Expenses are equal to the Funds' annualized expense ratios of 3.55%, 3.55% and 4.30% for the Amidex35(TM) Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively; and 4.52% for the AMIDEX(TM) Cancer Innovations & Healthcare Fund Class A shares, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds' prospectuses, which can be obtained from your investment representative or by calling 888-876-3566. Please read it carefully before you invest or send money.

AMIDEX(TM) FUNDS, INC. (Unaudited)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        NOVEMBER 30, 2004

                                                                     THE AMIDEX35(TM) ISRAEL
                                                                           MUTUAL FUND
                                                                   --------------------------
                                                                      SHARES        VALUE
                                                                   -----------    -----------
ISRAEL - 40.51%
COMMON STOCK - 40.51%
BANKING & INSURANCE - 16.68%
Bank Hapoalim Ltd.                                                      224,628   $   656,367
Bank Leumi Le-Israel                                                    243,116       572,103
Clal Insurance Enterprise Holdings, Ltd.                                  8,756       163,934
Israel Discount Bank Ltd. Class A *                                     174,810       209,892
Migdal Insurance Holdings                                               178,216       251,546
United Mizrahi Bank Ltd.                                                 38,915       147,538
                                                                                  -----------
                                                                                    2,001,380
                                                                                  -----------

CHEMICALS - 6.80%
Israel Chemicals Ltd.                                                   220,835       479,151
Makhteshim-Agan Industries Ltd.                                          68,487       337,094
                                                                                  -----------
                                                                                      816,245
                                                                                  -----------

DIVERSIFIED HOLDINGS - 9.67%
Africa Israel Investments, Ltd.                                           8,451       228,914
Clal Industries & Investments                                            26,851       119,659
Discount Investment Corp.                                                 7,860       186,044
IDB Development Corp. Ltd.                                                9,829       256,546
IDB Holding Corp. Ltd.                                                    6,490       133,149
Israel Corp. Ltd.                                                         1,188       236,020
                                                                                  -----------
                                                                                    1,160,332
                                                                                  -----------

FOOD - 1.36%
Osem Investment Ltd.                                                     16,670       163,030
                                                                                  -----------

MEDICAL PRODUCTS - 0.96%
Agis Industries (1983) Ltd.                                               4,000       114,679
                                                                                  -----------

OIL COMPANIES - 1.11%
Delek Group Ltd.                                                          1,564       132,868
                                                                                  -----------

TELECOMMUNICATIONS - 3.93%
Bezeq Israeli Telecommunications Corp. Ltd.                             463,090       471,375
                                                                                  -----------

Total Common Stock (Cost $5,118,505)                                                4,859,909
                                                                                  -----------

Total Israel (Cost $5,118,505)                                                    $ 4,859,909
                                                                                  -----------

AMIDEX(TM) FUNDS, INC. (Unaudited)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        NOVEMBER 30, 2004

                                                                     THE AMIDEX35(TM) ISRAEL
                                                                           MUTUAL FUND
                                                                   --------------------------
                                                                      SHARES        VALUE
                                                                   -----------    -----------
UNITED STATES - 57.67%
COMMON STOCK - 57.54%
COMPUTER SOFTWARE - 24.21%
Amdocs Ltd. *                                                            33,403   $   863,468
Check Point Software Technologies Ltd. *                                 43,995     1,044,441
DSP Group, Inc. *                                                         5,705       126,537
M-Systems Flash Disk Pioneers Ltd. *                                      5,500        87,230
Mercury Interactive Corp. *                                              13,086       596,852
Verint Systems, Inc. *                                                    4,500       185,130
                                                                                  -----------
                                                                                    2,903,658
                                                                                  -----------

DIGITAL IMAGING - 3.22%
Creo, Inc. *                                                              8,600       116,788
Electronics for Imaging, Inc. *                                           9,428       157,730
Orbotech Ltd. *                                                           5,882       111,523
                                                                                  -----------
                                                                                      386,041
                                                                                  -----------

ELECTRONIC EQUIPMENT - 0.52%
Zoran Corp. *                                                             5,300        62,805
                                                                                  -----------

MEDICAL PRODUCTS - 1.11%
Given Imaging Ltd. *                                                      4,010       133,573
                                                                                  -----------

PHARMACEUTICALS - 18.39%
Taro Pharmaceutical Industries Ltd. *                                     6,500       192,660
Teva Pharmaceutical Industries Ltd. ADR                                  73,816     2,013,701
                                                                                  -----------
                                                                                    2,206,361
                                                                                  -----------

TELECOMMUNICATIONS - 10.09%
Comverse Technology, Inc. *                                              32,977       701,421
ECI Telecom Ltd. *                                                       16,000       132,800
Partner Communications ADR *                                             33,600       259,056
Ulticom, Inc. *                                                           6,500       116,675
                                                                                  -----------
                                                                                    1,209,952
                                                                                  -----------

Total Common Stock (Cost $11,300,082)                                             $ 6,902,390
                                                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (Unaudited)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        NOVEMBER 30, 2004

                                                                     THE AMIDEX35(TM) ISRAEL
                                                                           MUTUAL FUND
                                                                   --------------------------
                                                                      SHARES        VALUE
                                                                   -----------    -----------
SHORT-TERM INVESTMENTS - 0.13%
First American Treasury Obligations Fund, 1.18% ** (Cost $16,118)        16,118        16,118
                                                                                  -----------

Total United States (Cost $11,316,200)                                            $ 6,918,508
                                                                                  -----------
TOTAL INVESTMENTS (COST $16,434,705) - 98.18%                                     $11,778,417
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.82%                                         217,801
                                                                                  -----------
NET ASSETS - 100%                                                                 $11,996,218
                                                                                  ===========

* Non-income producing security.
** Rate shown represents the rate at November 30, 2004, is subject to change and resets daily.
ADR - American Depository Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.(UNAUDITED)                             SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        NOVEMBER 30, 2004

                                                                  AMIDEX(TM) CANCER INNOVATIONS
                                                                        & HEALTHCARE FUND
                                                                  -----------------------------
                                                                    SHARES           VALUE
                                                                  -----------     -------------
COMMON STOCK - 98.64%

BIOTECHNOLOGY - 37.77%
Amgen, Inc. *                                                         425        $  25,517
Biogen Idec, Inc. *                                                   375           22,005
Chiron Corp. *                                                        800           26,056
Enzon Pharmaceuticals, Inc. *                                         100            1,354
Genentech, Inc. *                                                   3,700          178,525
Genzyme Corp. *                                                       700           39,207
Human Genome Sciences, Inc. *                                         300            3,300
Immunomedics, Inc. *                                                  100              281
Millennium Pharmaceuticals, Inc. *                                    900           11,358
Myriad Genetics, Inc. *                                               100            1,924
Protein Design Labs, Inc. *                                           200            3,624
                                                                                 ---------
                                                                                   313,151
                                                                                 ---------

HEALTHCARE PRODUCTS - 11.53%
Beckman Coulter, Inc.                                                 200           13,092
Cytyc Corp. *                                                         200            5,368
Johnson & Johnson                                                   1,000           60,320
Varian Medical Systems, Inc. *                                        400           16,832
                                                                                 ---------
                                                                                    95,612
                                                                                 ---------

PHARMACEUTICALS - 49.34%
Abbott Laboratories                                                   500           20,980
Abgenix, Inc. *                                                       200            2,030
AstraZeneca Plc. ADR                                                  600           23,634
Bristol-Myers Squibb Co.                                              600           14,100
Celgene Corp. *                                                       400           10,968
Cell Therapeutics, Inc. *                                             100              748
Elan Corp. Plc. ADR *                                                 100            2,640
Eli Lilly & Co.                                                       400           21,332
Gilead Sciences, Inc. *                                             1,600           55,136
GlaxoSmithKline Plc. ADR                                            1,000           42,540
ILEX Oncology, Inc. *                                                 100            2,486
ImClone Systems, Inc. *                                               300           12,666
Medarex, Inc. *                                                       200            2,180
Medimmune, Inc. *                                                     800           21,280
Merck & Co., Inc.                                                     900           25,218
Novartis AG ADR                                                     1,000           48,050
Pfizer, Inc.                                                        2,300           63,871
QLT, Inc. *                                                           100        $   1,605
Schering-Plough Corp.                                                 600           10,710
Valeant Pharmaceuticals International                                 200            4,842
Vertex Pharmaceuticals, Inc. *                                        200            2,124
Wyeth                                                                 500           19,935
                                                                                 ---------
                                                                                   409,075
                                                                                 ---------

AMIDEX(TM) FUNDS, INC.(UNAUDITED)                             SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                        NOVEMBER 30, 2004

                                                                  AMIDEX(TM) CANCER INNOVATIONS
                                                                        & HEALTHCARE FUND
                                                                  -----------------------------
                                                                    SHARES           VALUE
                                                                  -----------     -------------
TOTAL COMMON STOCK (Cost $850.599)                                               $ 817,838
                                                                                 ---------

SHORT-TERM INVESTMENTS - 3.96%
First American Treasury Obligations Fund, 1.18% ** (Cost $32,881)   32,881          32,881
                                                                                 ---------

TOTAL INVESTMENTS (COST $883,480) - 102.60%                                      $ 850,719
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.60)%                               (21,575)
                                                                                 ---------
NET ASSETS - 100%                                                                $ 829,144
                                                                                 ---------

* Non-income producing security.
** Rate shown represents the rate at November 30, 2004, is subject to change and resets daily.
ADR - American Depository Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                            NOVEMBER 30, 2004

NOVEMBER 30, 2004

                                                                            AMIDEX35(TM) ISRAEL
                                                                                MUTUAL FUND
                                                                            -------------------
Assets:
     Investments, at market (cost: $16,434,705)                                $ 11,778,417
     Receivables:
          Investments sold                                                          295,613
          Dividends                                                                   4,645
          Interest                                                                        9
          Fund shares sold                                                            2,650
     Prepaid expenses                                                                15,164
     Receivable from Advisor                                                          1,076
                                                                               ------------
                          Total assets                                           12,097,574
                                                                               ------------

LIABILITIES:
     Payables:
          Fund shares redeemed                                                       45,297
          Investment advisory and administrative fees                                 8,717
          Distribution fees                                                          28,715
          Other liabilities and accrued expenses                                     18,627
                                                                               ------------
                          Total liabilities                                         101,356
                                                                               ------------
NET ASSETS                                                                     $ 11,996,218
                                                                               ============

NET ASSETS CONSIST OF:
          Common stock                                                         $        143
          Additional paid-in capital                                             22,553,203
          Accumulated net investment loss                                          (126,243)
          Accumulated realized loss on investments                               (5,774,604)
          Net unrealized depreciation on investments                             (4,656,281)
                                                                               ------------

TotalNet Assets (1,425,479 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for both the AMIDEX35(TM) Israel Mutual Fund and the
     AMIDEX(TM) Cancer Innovations & Healthcare Fund)                          $ 11,996,218
                                                                               ============

NO-LOAD CLASS SHARES:
Net Assets applicable to 861,627 shares outstanding (Note 2)                   $  8,073,904
                                                                               ============
Net Asset Value, offering and redemption price per share                       $       9.37
                                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                            NOVEMBER 30, 2004

NOVEMBER 30, 2004

                                                                                AMIDEX35(TM)
                                                                                MUTUAL FUND
                                                                               -------------
CLASS A SHARES:
Net Assets applicable to 469,630 shares outstanding (Note 2)                   $  3,407,850
                                                                               ============
Net Asset Value and redemption price per share                                 $       7.26
                                                                               ============

Offering price per share Class A                                               $       7.68
                                                                               ============

CLASS C SHARES:
Net Assets applicable to 94,222 shares outstanding (Note 2)                    $    514,464
                                                                               ============
Net Asset Value and offering price per share                                   $       5.46
                                                                               ============

Redemption price per share Class C                                             $       5.41
                                                                               ============

NOVEMBER 30, 2004

                                                                          AMIDEX(TM) CANCER
                                                                             INNOVATIONS
                                                                          & HEALTHCARE FUND
                                                                          -----------------
Assets:
     Investments, at market (cost: $883,480)                                    $ 850,719
     Receivables:
         Investments sold                                                           5,575
         Dividends                                                                  1,355
         Interest                                                                       9
     Prepaid expenses                                                               1,730
                                                                                ---------
                         Total assets                                             859,388
                                                                                ---------

LIABILITIES:
     Payables:
         Fund shares redeemed                                                      25,283
         Investment advisory and administrative fees                                  629
         Distribution fees                                                          1,620
         Other liabilities                                                          2,712
                                                                                ---------
                         Total liabilities                                         30,244
                                                                                ---------
NET ASSETS                                                                      $ 829,144
                                                                                =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                            NOVEMBER 30, 2004

NOVEMBER 30, 2004

                                                                                  AMIDEX(TM) CANCER
                                                                                     INNOVATIONS
                                                                                  & HEALTHCARE FUND
                                                                                  -----------------
NET ASSETS CONSIST OF:
         Common stock                                                                $       9
         Additional paid-in capital                                                    869,278
         Accumulated net investment loss                                               (16,213)
         Accumulated undistributed realized gain on investments                          8,831
         Net unrealized depreciation on investments                                    (32,761)
                                                                                     ---------

TotalNet Assets (89,668 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for both the AMIDEX35(TM) Israel Mutual Fund and the
     AMIDEX(TM) Cancer Innovations & Healthcare Fund)                                $ 829,144
                                                                                     =========

CLASS A SHARES:
Net Assets applicable to 89,668 shares outstanding (Note 2)                          $ 829,144
                                                                                     =========
Net Asset Value and redemption price per share                                       $    9.25
                                                                                     =========

Offering price per share Class A                                                     $    9.79
                                                                                     =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                        NOVEMBER 30, 2004

                                                                AMIDEX35(TM) ISRAEL
                                                                     MUTUAL FUND
                                                                FOR THE YEAR ENDED
                                                                 NOVEMBER 30, 2004
                                                                 -----------------
Investment income:
      Interest                                                        $     675
      Dividends (net of foreign taxes: $24,504)                          79,495
                                                                      ---------
          Total investment income                                        80,170
                                                                      ---------

EXPENSES:
      Investment advisory fees                                           46,059
      Distribution fees - No-load Class                                   9,823
      Distribution fees - Class A                                         3,940
      Distribution fees - Class C                                         2,523
      Accounting and transfer agent fees                                 61,003
      Audit fees                                                         14,124
      Out of pocket expenses                                              8,778
      Insurance fees                                                      5,379
      Custody fees                                                       10,555
      Registration fees                                                  10,445
      Legal fees                                                         12,107
      Administrative fees                                                 5,758
      Printing fees                                                       5,081
      Trustee fees                                                        1,860
      Miscellaneous                                                       8,978
                                                                      ---------
          Total expenses                                                206,413
                                                                      ---------

      Net investment loss                                              (126,243)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                 (770,994)
      Net change in unrealized depreciation on investments              935,750
                                                                      ---------
                                                                        164,756
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  38,513
                                                                      =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                        NOVEMBER 30, 2004

                                                                      AMIDEX(TM) CANCER
                                                                         INNOVATIONS
                                                                      & HEALTHCARE FUND
                                                                     FOR THE YEAR ENDED
                                                                      NOVEMBER 30, 2004
                                                                     ------------------
Investment income:
     Interest                                                              $      31
     Dividends                                                                 4,363
                                                                           ---------
         Total investment income                                               4,394
                                                                           ---------

EXPENSES:
     Investment advisory fees                                                  3,651
     Distribution fees - Class A                                               1,141
     Accounting and transfer agent fees                                        4,969
     Custody fees                                                              2,700
     Registration fees                                                         1,769
     Insurance fees                                                              434
     Audit fees                                                                1,133
     Out of pocket expenses                                                    1,016
     Legal fees                                                                1,041
     Administrative fees                                                         456
     Printing fees                                                               408
     Trustee fees                                                                149
     Miscellaneous                                                             1,740
                                                                           ---------
         Total expenses                                                       20,607
                                                                           ---------

     Net investment loss                                                     (16,213)
                                                                           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                         (3,359)
     Net change in unrealized appreciation (depreciation) on investments     (85,837)
                                                                           ---------
                                                                             (89,196)
                                                                           ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(105,409)
                                                                           =========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                            NOVEMBER 30, 2004

                                                                                          AMIDEX35(TM) ISRAEL MUTUAL FUND

                                                                                        SIX-MONTH
                                                                                       PERIOD ENDED
                                                                                    NOVEMBER 30, 2004              YEAR ENDED
Increase (decrease) in Net Assets                                                      (UNAUDITED)                MAY 31, 2004
                                                                                       -----------                ------------
Operations:
     Net investment loss                                                              $   (126,243)               $   (240,944)
     Net realized loss on investments                                                     (770,994)                   (554,612)
     Net change in unrealized depreciation on investments                                  935,750                   2,602,983
                                                                                      ------------                ------------
Net increase in net assets resulting from operations                                        38,513                   1,807,427
                                                                                      ------------                ------------

Increase (decrease) in net assets from Fund share transactions (Note 2)                   (141,668)                    861,468
                                                                                      ------------                ------------

Total increase (decrease) in net assets                                                   (103,155)                  2,668,895

NET ASSETS:
     Beginning of period                                                                12,099,373                   9,430,478
                                                                                      ------------                ------------
     End of period                                                                    $ 11,996,218                $ 12,099,373
                                                                                      ============                ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                            NOVEMBER 30, 2004

                                                                                                   AMIDEX(TM) CANCER
                                                                                             INNOVATIONS & HEALTHCARE FUND

                                                                                        SIX-MONTH
                                                                                       PERIOD ENDED
                                                                                    NOVEMBER 30, 2004              YEAR ENDED
                                                                                       (UNAUDITED)                MAY 31, 2004
                                                                                       -----------                ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment loss                                                               $   (16,213)               $   (35,998)
     Net realized gain (loss) on investments                                                (3,359)                    22,458
     Net change in unrealized appreciation (depreciation) on investments                   (85,837)                   206,454
                                                                                       -----------                -----------
Net increase (decrease) in net assets resulting from operations                           (105,409)                   192,914
                                                                                       -----------                -----------

Decrease in net assets from Fund share transactions (Note 2)                              (122,397)                   (81,756)
                                                                                       -----------                -----------

Total increase (decrease) in net assets                                                   (227,806)                   111,158

NET ASSETS:
     Beginning of period                                                                 1,056,950                    945,792
                                                                                       -----------                -----------
     End of period                                                                     $   829,144                $ 1,056,950
                                                                                       ===========                ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.                                        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           NOVEMBER 30, 2004

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                           AMIDEX35(TM) ISRAEL MUTUAL FUND
                                                                   NO-LOAD CLASS
                                                 ---------------------------------------------------
                                                 FOR THE SIX-MONTH
                                                   PERIOD ENDED      FOR THE YEAR      FOR THE YEAR
                                                 NOVEMBER 30, 2004      ENDED             ENDED
                                                    (UNAUDITED)      MAY 31, 2004      MAY 31, 2003
                                                 ------------------    ----------        ----------
Net Asset Value, Beginning of Period                 $     9.29        $     7.76        $     6.39
                                                     ----------        ----------        ----------

INVESTMENT OPERATIONS:
     Net investment loss                                  (0.10)            (0.19)            (0.18)
     Net realized and unrealized gain (loss) on
        investments                                        0.18              1.72              1.55
                                                     ----------        ----------        ----------
          Total from investment operations                 0.08              1.53              1.37
                                                     ----------        ----------        ----------

DISTRIBUTIONS:
     From net realized capital gain                          --                --                --
                                                     ----------        ----------        ----------
          Total distributions                                --                --                --
                                                     ----------        ----------        ----------

NET ASSET VALUE, END OF PERIOD                       $     9.37        $     9.29        $     7.76
                                                     ==========        ==========        ==========

TOTAL RETURN (A)                                           0.86%            19.72%            21.44%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)            $    8,074        $    8,454        $    6,799
     Ratio of expenses to average net assets:              3.55%(2)          3.47%             3.53%
     Ratio of net investment loss to
       average net assets:                                (2.16)(2)         (2.21)%           (3.02)%
     Portfolio turnover rate                               3.03%            14.62%             8.72%

                                                             AMIDEX35(TM) ISRAEL MUTUAL FUND
                                                                     NO-LOAD CLASS
                                                 ----------------------------------------------------

                                                   FOR THE YEAR      FOR THE YEAR    FOR THE PERIOD
                                                      ENDED             ENDED            ENDED
                                                   MAY 31, 2002      MAY 31, 2001     MAY 31, 2000(1)
                                                   ------------      ------------     ---------------
Net Asset Value, Beginning of Period                 $    12.41        $    17.05        $    10.00
                                                     ----------        ----------        ----------

INVESTMENT OPERATIONS:
     Net investment loss                                  (0.14)            (0.22)            (0.23)
     Net realized and unrealized gain (loss) on
        investments                                       (5.88)            (4.22)             7.28
                                                     ----------        ----------        ----------
          Total from investment operations                (6.02)            (4.44)             7.05
                                                     ----------        ----------        ----------

DISTRIBUTIONS:
     From net realized capital gain                          --             (0.20)               --
                                                     ----------        ----------        ----------
          Total distributions                                --             (0.20)               --
                                                     ----------        ----------        ----------

NET ASSET VALUE, END OF PERIOD                       $     6.39        $    12.41        $    17.05
                                                     ==========        ==========        ==========

TOTAL RETURN (A)                                         (48.51)%          (26.37)%           70.50%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)            $    5,360        $   11,462        $   10,981
     Ratio of expenses to average net assets:              2.20%             2.20%             2.85%(2)
     Ratio of net investment loss to
       average net assets:                                (1.61)%           (1.36)%           (1.50)%(2)
     Portfolio turnover rate                              27.70%            41.60%            18.16%

(1) The AMIDEX35(TM) Israel Mutual Fund No-load Class shares commenced operations on June 8, 1999.
(2)   Annualized
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.(UNAUDITED)                             SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           NOVEMBER 30, 2004

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                               AMIDEX35(TM) ISRAEL MUTUAL FUND
                                                                          CLASS A
                                                 -------------------------------------------------------
                                                   FOR THE SIX-MONTH
                                                      PERIOD ENDED      FOR THE YEAR       FOR THE YEAR
                                                   NOVEMBER 30, 2004       ENDED              ENDED
                                                      (UNAUDITED)       MAY 31, 2004       MAY 31, 2003
                                                      -----------       ------------       ------------
Net Asset Value, Beginning of Period                   $    7.20          $    6.02          $    4.95
                                                       ---------          ---------          ---------

INVESTMENT OPERATIONS:
     Net investment loss                                   (0.07)             (0.15)             (0.14)
     Net realized and unrealized gain (loss) on
        investments                                         0.13               1.33               1.21
                                                       ---------          ---------          ---------
          Total from investment operations                  0.06               1.18               1.07
                                                       ---------          ---------          ---------

DISTRIBUTIONS:
     From net realized capital gain                           --                 --                 --
                                                       ---------          ---------          ---------
          Total distributions                                 --                 --                 --
                                                       ---------          ---------          ---------

NET ASSET VALUE, END OF PERIOD                         $    7.26          $    7.20          $    6.02
                                                       =========          =========          =========

TOTAL RETURN (A)                                            0.83%             19.60%             21.62%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)              $   3,408          $   3,085          $   2,142
     Ratio of expenses to average net assets:               3.55%              3.48%              3.47%
     Ratio of net investment loss to
       average net assets:                                 (2.16)%            (2.22)%            (2.98)%
     Portfolio turnover rate                                3.03%             14.62%              8.72%

                                                                AMIDEX35(TM) ISRAEL MUTUAL FUND
                                                                           CLASS A
                                                 -------------------------------------------------------

                                                     FOR THE YEAR       FOR THE YEAR      FOR THE PERIOD
                                                        ENDED              ENDED              ENDED
                                                     MAY 31, 2002       MAY 31, 2001      MAY 31, 2000(1)
                                                     ------------       ------------      ---------------
Net Asset Value, Beginning of Period                   $    9.62          $   13.33          $    9.60
                                                       ---------          ---------          ---------

INVESTMENT OPERATIONS:
     Net investment loss                                   (0.11)             (0.20)             (0.10)
     Net realized and unrealized gain (loss) on
        investments                                        (4.56)             (3.31)              3.83
                                                       ---------          ---------          ---------
          Total from investment operations                 (4.67)             (3.51)              3.73
                                                       ---------          ---------          ---------

DISTRIBUTIONS:
     From net realized capital gain                           --              (0.20)                --
                                                       ---------          ---------          ---------
          Total distributions                                 --              (0.20)                --
                                                       ---------          ---------          ---------

NET ASSET VALUE, END OF PERIOD                         $    4.95          $    9.62          $   13.33
                                                       =========          =========          =========

TOTAL RETURN (A)                                          (48.54)%           (26.75)%            38.85%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)              $   2,003          $   3,930          $     645
     Ratio of expenses to average net assets:               2.20%              2.20%              2.70%(2)
     Ratio of net investment loss to
       average net assets:                                 (1.61)%            (1.60)%            (1.48)%(2)
     Portfolio turnover rate                               27.70%             41.60%             18.16%

(1) The AMIDEX35(TM) Israel Mutual Fund Class A shares commenced operations on November 19, 1999.
(2)   Annualized
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC.(UNAUDITED)                             SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           NOVEMBER 30, 2004

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                                AMIDEX35(TM) ISRAEL MUTUAL FUND
                                                                           CLASS C
                                                    ---------------------------------------------------
                                                    FOR THE SIX-MONTH
                                                       PERIOD ENDED      FOR THE YEAR      FOR THE YEAR
                                                    NOVEMBER 30, 2004        ENDED            ENDED
                                                      (UNAUDITED)        MAY 31, 2004      MAY 31, 2003
                                                      -----------        ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    5.44          $    4.58          $    3.80
                                                       ---------          ---------          ---------

INVESTMENT OPERATIONS:
     Net investment loss                                   (0.08)             (0.15)             (0.13)
     Net realized and unrealized gain (loss) on
        investments                                         0.10               1.01               0.91
                                                       ---------          ---------          ---------
          Total from investment operations                  0.02               0.86               0.78
                                                       ---------          ---------          ---------

DISTRIBUTIONS:
     From net realized capital gain                           --                 --                 --
                                                       ---------          ---------          ---------
          Total distributions                                 --                 --                 --
                                                       ---------          ---------          ---------

NET ASSET VALUE, END OF PERIOD                         $    5.46          $    5.44          $    4.58
                                                       =========          =========          =========

TOTAL RETURN (A)                                            0.37%             18.78%             20.53%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)              $     514          $     560          $     489
     Ratio of expenses to average net assets:               4.30%(2)           4.20%              4.22%
     Ratio of net investment loss to
       average net assets:                                 (2.91)%(2)         (2.92)%            (3.73)%
     Portfolio turnover rate                                3.03%             14.62%              8.72%

                                                             AMIDEX35(TM) ISRAEL MUTUAL FUND
                                                                          CLASS C
                                                    ------------------------------------------------------

                                                      FOR THE YEAR       FOR THE YEAR      FOR THE PERIOD
                                                         ENDED              ENDED               ENDED
                                                      MAY 31, 2002       MAY 31, 2001      MAY 31, 2000(1)
                                                      ------------       ------------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    7.43          $   10.42          $   10.00
                                                        ---------          ---------          ---------

INVESTMENT OPERATIONS:
     Net investment loss                                    (0.12)             (0.23)             (0.01)
     Net realized and unrealized gain (loss) on
        investments                                         (3.51)             (2.56)              0.43
                                                        ---------          ---------          ---------
          Total from investment operations                  (3.63)             (2.79)              0.42
                                                        ---------          ---------          ---------

DISTRIBUTIONS:
     From net realized capital gain                            --              (0.20)                --
                                                        ---------          ---------          ---------
          Total distributions                                  --              (0.20)                --
                                                        ---------          ---------          ---------

NET ASSET VALUE, END OF PERIOD                          $    3.80          $    7.43          $   10.42
                                                        =========          =========          =========

TOTAL RETURN (A)                                           (48.86)%           (27.32)%             4.20%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)               $     464          $   1,305          $      38
     Ratio of expenses to average net assets:                2.95%              2.95%              2.51%(2)
     Ratio of net investment loss to
       average net assets:                                  (2.31)%            (2.39)%            (2.14)(2)
     Portfolio turnover rate                                27.70%             41.60%             18.16%

(1) The AMIDEX35(TM) Israel Mutual Fund Class C shares commenced operations on May 19, 2000.
(2)   Annualized
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                           NOVEMBER 30, 2004

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     AMIDEX(TM) CANCER
                                                                                INNOVATIONS & HEALTHCARE FUND
                                                                                           CLASS A
                                                          -------------------------------------------------------------------------
                                                          FOR THE SIX-MONTH
                                                             PERIOD ENDED       FOR THE YEAR      FOR THE YEAR       FOR THE PERIOD
                                                          NOVEMBER 30, 2004        ENDED             ENDED               ENDED
                                                             (UNAUDITED)        MAY 31, 2004      MAY 31, 2003       MAY 31, 2002(1)
                                                          -----------------     ------------      ------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   10.32          $    8.50          $    8.12          $   10.00
                                                              ---------          ---------          ---------          ---------

INVESTMENT OPERATIONS:
      Net investment loss                                         (0.17)             (0.34)             (0.16)             (0.02)
      Net realized and unrealized gain (loss) on
         investments                                              (0.90)              2.16               0.54              (1.86)
                                                              ---------          ---------          ---------          ---------
           Total from investment operations                       (1.07)              1.82               0.38              (1.88)
                                                              ---------          ---------          ---------          ---------

NET ASSET VALUE, END OF PERIOD                                $    9.25          $   10.32          $    8.50          $    8.12
                                                              =========          =========          =========          =========

TOTAL RETURN (A)                                                 (10.37)%            21.41%              4.68%            (18.80)%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's)                    $     829          $   1,057          $     946          $   1,023
      Ratio of expenses to average net assets:                     4.52%(2)           4.56%              3.43%              1.24%(2)
      Ratio of net investment loss to
        average net assets:                                       (3.56)%(2)         (3.57)%            (2.22)%            (0.29)(2)
      Portfolio turnover rate                                      0.00%              0.00%              0.00%              0.00%

(1) The AMIDEX(TM) Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
(2)   Annualized
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                              NOVEMBER 30, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      AMIDEX(TM) Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of two active portfolios, the AMIDEX35(TM) Mutual Fund, and the AMIDEX(TM) Cancer Innovations & Healthcare Fund (each a "Fund" and collectively the "Funds"). Effective March 25, 2004, the AMIDEX35(TM) Mutual Fund changed its name to the AMIDEX35(TM) Israel Mutual Fund to better characterize its investment objectives and investments in Israeli securities. The Funds are non-diversified Funds. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds were registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35 TM Israel Mutual Fund and only Class A shares being offered in the AMIDEX(TM) Cancer Innovations & Healthcare Fund. Each class differs as to sales charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Funds' investment objectives are long term growth of capital. The AMIDEX35(TM) Israel Mutual Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEX(TM) Cancer Innovations & Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2001.

      The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

      a) Investment Valuation--Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the pricing committee under the supervision of the Board of Directors. At November 30, 2004, no securities were valued as determined by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

      b) Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

      c) Federal Income Taxes--No provision for federal income taxes has been made since the AMIDEX35(TM) Israel Mutual Fund and the AMIDEX(TM) Cancer Innovations and Healthcare Fund have complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains to its shareholders.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                              NOVEMBER 30, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains. These reclassifications have no affect on net assets.

      e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      f) Other--Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

2. CAPITAL SHARE TRANSACTIONS

      Transactions in shares of capital stock for the AMIDEX35(TM) Israel Mutual Fund for the six-month period ended November 30, 2004 were as follows:

                                           NO LOAD
                                  -----------------------------
                                   SHARES              AMOUNT
                                  ---------           ---------
      Sold                           46,190           $ 423,346
      Redeemed                      (94,447)           (831,550)
                                  ---------           ---------
      Net Decrease                  (48,257)          $(408,204)
                                  =========           =========

                                             CLASS A
                                  -----------------------------
                                   SHARES              AMOUNT
                                  ---------           ---------
      Sold                           77,904           $ 564,581
      Redeemed                      (36,791)           (253,141)
                                  ---------           ---------
      Net Increase                   41,113           $ 311,440
                                  =========           =========

                                             CLASS C
                                  -----------------------------
                                   SHARES              AMOUNT
                                  ---------           ---------
      Sold                              185           $     870
      Redeemed                       (9,061)            (45,774)
                                  ---------           ---------
      Net Decrease                   (8,876)          $ (44,904)
                                  =========           =========

      Transactions in shares of the AMIDEX(TM) Cancer Innovations & Healthcare Fund for the six month period ended November 30, 2004 were as follows:

                                             CLASS A
                                  -----------------------------
                                   SHARES              AMOUNT
                                  ---------           ---------
      Sold                            6,813           $  65,368
      Redeemed                      (19,519)           (187,765)
                                  ---------           ---------
      Net Decrease                  (12,706)          $(122,397)
                                  =========           =========

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                              NOVEMBER 30, 2004

2. CAPITAL SHARE TRANSACTIONS (CONTINUED)

      Transactions in shares of capital stock for the AMIDEX35(TM) Israel Mutual Fund for the year ended May 31, 2004 were as follows:

                                           NO LOAD
                                  -----------------------------
                                   SHARES              AMOUNT
                                  ---------          ----------
      Sold                          230,690          $1,997,284
      Redeemed                     (196,406)         (1,644,621)
                                  ---------          ----------
      Net Increase                   34,284          $ 352,663
                                  =========          ==========

                                           CLASS A
                                  -----------------------------
                                   SHARES              AMOUNT
                                  ---------           ---------
      Sold                          132,045           $ 913,142
      Redeemed                      (59,499)           (378,818)
                                  ---------           ---------
      Net Increase                   72,546           $ 534,324
                                  =========           =========

                                             CLASS C
                                  -----------------------------
                                   SHARES              AMOUNT
                                  ---------           ---------
      Sold                           24,330           $ 117,239
      Redeemed                      (28,009)           (142,758)
                                  ---------           ---------
      Net Decrease                   (3,679)          $ (25,519)
                                  =========           =========

      Transactions in shares of the AMIDEX(TM) Cancer Innovations & Healthcare Fund for the year ended May 31, 2004 were as follows:

                                             CLASS A
                                  -----------------------------
                                   SHARES              AMOUNT
                                  ---------           ---------
      Sold                           12,835           $ 122,192
      Redeemed                      (21,714)           (203,948)
                                  ---------           ---------
      Net Decrease                   (8,879)          $ (81,756)
                                  =========           =========

3. INVESTMENT TRANSACTIONS

      For the six month period ended November 30, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

                                                         Purchases       Sales
                                                         ---------       -----
      AMIDEX35(TM) Israel Mutual Fund                     $368,970      $342,054
      AMIDEX(TM) Cancer Innovations & Healthcare Fund           --        61,811

      There were no government securities purchased or sold during the period.

4. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

      Effective October 1, 2003, the Funds have entered into an Advisory Agreement with Index Investments, LLC ("II") to provide investment management services to the Funds. II furnishes, at its own expense, office space to the Funds and all necessary office facilities, equipment and personnel for managing the assets of the Funds. II also pays all expenses of marketing shares of the Funds and related bookkeeping. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Funds' daily net assets. For the six-month period ended November 30, 2004, the AMIDEX35(TM) Israel Mutual Fund incurred $46,059 of advisory fees, with $7,748 remaining payable at November 30, 2004. For the six-month period ended November 30, 2004, the AMIDEX(TM) Cancer Innovations & Healthcare Fund incurred $3,651 of advisory fees, with $559 remaining payable at November 30, 2004.

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                              NOVEMBER 30, 2004

4. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

      Effective October 1, 2003, the Funds have entered into an Administrative Services Agreement ("ASA") with II to provide administrative services to the Funds. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Funds' daily net assets. For the six-month period ended November 30, 2004, the AMIDEX35(TM) Israel Mutual Fund incurred $5,758 of administrative fees, with $969 remaining payable at November 30, 2004. For the six-month period ended, the AMIDEXTM Cancer Innovations & Healthcare Fund incurred $456 of administrative fees, with $70 remaining payable at November 30, 2004. One director of the Funds is also an Officer of II.

      The Funds have entered into an Investment Company Services Agreement ("ICSA") with InCap Service Company ("ISC"), a wholly owned subsidiary of InCap Group, Inc., to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, ISC receives $11,000 per month. For the six-month period ended November 30, 2004, ISC earned $65,972, with $0 remaining payable at November 30, 2004 for both Funds. Officers of the Funds are also employees of ISC.

      The Funds and the Adviser have entered into a Distribution Agreement with InCap Securities, Inc., a wholly owned subsidiary of InCap Group, Inc., to provide distribution services to the Funds. InCap Securities, Inc. serves as underwriter/distributor of the Funds.

      A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares, respectively, and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plans are compensation plans, which also allow the Funds to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders.

      The distribution plans for the shares in the AMIDEX35(TM) Israel Mutual Fund Class A, the No-load class and Class C took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the Class A shares in the AMIDEX(TM) Cancer Innovations & Healthcare Fund took effect November 1, 2001. For the six-month period ended November 30, 2004, the AMIDEX35(TM) Israel Mutual Fund incurred $16,286 in 12b-1 fees. For the six-month period ended November 30, 2004, the AMIDEX(TM) Cancer Innovations & Healthcare Fund incurred $1,141 in 12b-1 fees. InCap Securities, Inc. received $41 in 12b-1 fees from the AMIDEX35(TM) Israel Mutual Fund and $502 from the AMIDEX(TM) Cancer Innovations & Healthcare Fund.

5. TAX MATTERS

      There were no distributions during the fiscal years 2004 and 2003 for the AMIDEX35(TM) Israel Mutual Fund or the AMIDEX(TM) Cancer Innovations & Healthcare Fund.

      As of May 31, 2004, the Funds' most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

AMIDEX(TM) FUNDS, INC. (UNAUDITED)                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                              NOVEMBER 30, 2004

5. TAX MATTERS (CONTINUED)

                                                                                                         AMIDEX(TM) Cancer
                                                                                    AMIDEX35(TM)           Innovations &
                                                                                 Israel Mutual Fund      Healthcare Fund
                                                                                 ------------------      ---------------
      Cost of investments for tax purposes                                            $ 19,476,371         $    989,739
      Unrealized Appreciation / (Depreciation):
                                 Gross Appreciation                                      1,870,094              198,787
                                 Gross Depreciation                                     (9,353,086)            (145,711)
                                                                                      ------------         ------------
      Net Unrealized Appreciation / (Depreciation)                                    $ (7,482,992)        $     53,076

      Undistributed Ordinary Income:                                                            --                   --
      Undistributed Long-term Capital Gains / (Accumulated Losses), Net
                                                                                        (3,112,649)              12,190
                                                                                      ------------         ------------
                                                   Distributable Earnings, Net        $(10,595,641)        $     65,266
                                                                                      ============         ============

      The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses for the AMIDEX35(TM) Israel Mutual Fund.

      As of May 31, 2004 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

                                                     AMIDEX35(TM)                     AMIDEX(TM) Cancer
                                                  Israel Mutual Fund            Innovations & Healthcare Fund
                                                  ------------------            -----------------------------
Expiring in:   2010                                 $ (1,795,267)                            $ --
Expiring in:   2011                                 $   (100,824)                            $ --
Expiring in:   2012                                 $ (1,246,393)                            $ --

6. CONCENTRATION OF RISK

      The AMIDEX35(TM) Israel Mutual Fund invests exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

      A large portion of investments held by AMIDEX35(TM) Israel Mutual Fund are considered investments in the technology sector of the market. All investments in common stock held by AMIDEX(TM) Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

7. BENEFICIAL OWNERSHIP

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2004, Wexford Clearing Corp. held 26.96% of Class A of AMIDEX35(TM) Israel Mutual Fund in an omnibus account for the benefit of others. As of November 30, 2004, Merrill Lynch held 63.98% of Class C of AMIDEX35(TM) Israel Mutual Fund in an omnibus account for the benefit of others. As of November 30, 2004, Merrill Lynch held 39.0% of Class A of AMIDEX(TM) Cancer Innovations & Healthcare Fund in an omnibus account for the benefit of others.

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commissions website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-876-3566; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2004 is available without charge, upon request, by calling 888-876-3566; and on the Commission's website at http://www.sec.gov.

                                     AMIDEX
                                  ------------
                                  MUTUAL FUNDS
                                  ------------

                              FOR MORE INFORMATION

                               Visit Our Website:
                                 www.amidex.com

                                     Email:
                                info@amidex.com

                               Call Us Toll Free:
                                 1-888-876 3566

ITEM 2. CODE OF ETHICS.

      Not applicable for semi annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable for semi annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable for semi annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

      None

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable. Fund is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      None

ITEM 10. CONTROLS AND PROCEDURES.

      (a)The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      (b)There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

      (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

      (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By Clifford A. Goldstein, President     /s/ Clifford A. Goldstein
                                        --------------------------

Date February 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Clifford A. Goldstein, President     /s/ Clifford A. Goldstein
                                        --------------------------

Date February 8, 2005

By Larry E. Beaver, Jr.                /s/ Larry E. Beaver, Jr.
   Chief Accounting Officer            ----------------------------

Date February 8, 2005